UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited Partnership

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Armitage
Title:  Managing Director, Egerton Capital Limited (General Partner)
Phone:  011442074109090

Signature, Place and Date of Signing:


/s/ John Armitage                London, England              May 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total: $ 322,729
                                         (thousands)

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form
13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
        Column 1             Column 2       Column 3    Column 4    Column 5    Column 5    Col 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                         Value       Sh/Prn    Sh/   Put/   Invsmt    Other    Voting Authority
    Name of Security      Title of Class   CUSIP/CINS    (x000)      Amount    Prn   Call   Dscrtn   Manager  Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems OJSC    SPONSORED ADR   607409109     222,364   6,318,960   SH            Sole      NONE         6,318,960
PartnerRe Ltd                   COM        G6852T105     100,365   1,553,638   SH            Sole      NONE         1,553,638
------------------------------------------------------------------------------------------------------------------------------------
Total                                                    322,729

05982.0000 #567206